Long-Term Investments - Additional Information (Detail) ¥ in Millions, $ in Millions		1 Months Ended
	May 31, 2015 CNY (¥)	Jul. 31, 2017 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Jan. 31, 2022 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Subscription of limited partner interests			¥ 448.3	$ 63.1	¥ 419.2
Carrying amount of equity method investments			¥ 448.3	$ 63.1	¥ 419.2
Visionstar Information Technology (Shanghai) Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Business acquisition percentage of interests acquired		10.00%
Business acquisition cash consideration		¥ 30.0
Hunan Mango Autohome Automobile Sales Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Total capital contribution	¥ 100.0
Cash consideration paid to joint venture	¥ 49.0
Ownership percentage	49.00%
Fund Manager [Member]
Schedule of Equity Method Investments [Line Items]
Subscription of limited partner interests						¥ 400.0
Carrying amount of equity method investments						¥ 400.0